Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Income before income taxes	R$ 186,937	R$ 98,722	R$ 50,979
Adjustments to reconcile income before income taxes
Depreciation and amortization	73,152	9,078	4,023
Disposals of property and equipment	78
Allowance for doubtful accounts	15,040	7,714	2,914
Share-based compensation expense	18,114	2,161
Net foreign exchange differences	(13,321)	2,697
Net loss (gain) on derivatives	1,780	(1,219)
Accrued interest	24,002	1,856	20
Accrued lease interest	31,469
Share of income of associate	(2,362)
Provision for legal proceedings	(2,568)	(344)
Others		(11)	(638)
Changes in assets and liabilities
Trade receivables	(35,556)	(28,198)	(9,789)
Inventories	(236)	(593)	(140)
Recoverable taxes	(3,940)	(63)	(679)
Other assets	(7,403)	(3,304)	(314)
Trade payables	3,029	(1,528)	(2,377)
Taxes payables	4,940	(3,797)	(2,314)
Advances from customers	19,324	2,073	(1,594)
Labor and social obligations	6,124	(3,019)	5,872
Other liabilities	(10,881)	1,990	(3,323)
Total adjustments to reconcile income with net cash from operations	307,722	84,215	42,640
Income taxes paid	(8,506)	(3,897)	(2,723)
Net cash flows from operating activities	299,216	80,318	39,917
Investing activities
Acquisition of property and equipment	(56,964)	(18,634)	(16,778)
Acquisition of intangibles assets	(64,745)	(3,053)	(4,288)
Acquisition of subsidiaries, net of cash acquired	(241,568)	(221,298)
Related parties	1,598	(594)	(1,004)
Restricted cash	7,530	(18,810)
Net cash flows used in investing activities	(354,149)	(262,389)	(22,070)
Financing activities
Payments of loans and financing	(75,093)	(6,492)	(1,135)
Proceeds from loans and financing	7,383	74,980
Payments of lease liabilities	(39,779)
Related parties loans		(106)	(484)
Capital increase	167,628	156,304
Dividends paid	(51,812)	(5,845)	(2,506)
Proceeds from initial public offering	992,778
Share issuance costs	(79,670)
Net cash flows from (used in) financing activities	921,435	218,841	(4,125)
Net foreign exchange differences	14,447
Net increase in cash and cash equivalents	880,949	36,770	13,722
Cash and cash equivalents at the beginning of the year	62,260	25,490	11,768
Cash and cash equivalents at the end of the year	R$ 943,209	R$ 62,260	R$ 25,490